Earnings Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net earnings (loss)	$ (83,400,000)		$ (87,747,000)		$ 145,252,000
Loss from continuing operations attributable to common shareholders, Value	(141,132,000)	[1]	(116,074,000)	[1]
Loss from continuing operations attributable to common shareholders, Basic and Diluted shares	69,217,000	[1]	68,195,000	[1]
Loss from continuing operations attributable to common shareholders, Per share	$ (2.04)	[1]	$ (1.70)	[1]
Income from continuing operations attributable to common shareholders, Basic value					130,788,000
Income from continuing operations attributable to common shareholders, Basic shares					67,340,000
Income from continuing operations attributable to common shareholders, Basic Per share					$ 1.94
Share-based payments, shares					23,000
Income attributable to common shareholders plus assumed conversion, Value					145,252,000
Income attributable to common shareholders plus assumed conversion, Shares					83,166,000
Income attributable to common shareholders plus assumed conversion, Per share					$ 1.75
Series A Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred share dividends	(30,295,000)		(26,918,000)		(14,464,000)
Series B Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred share dividends	1,060,000		(1,409,000)
Series C Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred share dividends	(28,497,000)
Convertible Series A Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Convertible Series A preferred shares, Value					14,464,000
Convertible Series A preferred shares, Shares					15,803,000
Class A Common Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Quarterly target dividend level per share	$ 0.485

[1]	The convertible Series A preferred shares and share-based payments are not included in the computation of diluted EPS because their effects are anti-dilutive for the period.